Summary of significant accounting policies (Policies)	9 Months Ended
Sep. 30, 2018
Summary of significant accounting policies
New standards adopted

The Group has initially adopted IFRS 15, Revenue from Contracts with Customers, and IFRS 9, Financial Instruments, on January 1, 2018. A number of other new standards are effective from January 1, 2018 but these do not have a material effect on the Company’s consolidated financial statements.

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The adoption of IFRS 15 resulted in minor impacts related to the revenue recognition regarding the revenue streams from maintenance as well as extended warranty contracts. Those impacts include immaterial timing differences for revenue recognition related to these types of contracts with customers. The new guidance is not expected to have a material impact to net income (loss) on an ongoing basis.

-	The adoption of IFRS 9 resulted in a minor increase in impairment losses recognized on trade receivables.

IFRS 15 Revenue from Contracts with Customers

IFRS 15 establishes a comprehensive framework for determining whether, how much and when revenue is recognized. It replaced IAS 18, Revenue, IAS 11, Construction Contracts, and related interpretations. The Group has adopted IFRS 15 using the cumulative effect method, with the effect of initially applying this standard recognized at the date of initial application (i.e. January 1, 2018). Accordingly, the information presented for 2017 has not been restated – i.e. it is presented, as previously reported, under IAS 18, IAS 11 and related interpretations.

The following table summarizes the impact, net of tax, of transition to IFRS 15 on retained earnings as of January 1, 2018.

Impact at January 1, 2018	Impact on adopting IFRS 15 at January 1, 2018
(€ in thousands)
Retained earnings	(100)

Recognition of revenues from maintenance and extended warranty contracts	(100)

The following table summarizes the impacts of adopting IFRS 15 on the Company’s consolidated interim consolidated statement of financial position as of September 30, 2018 and its consolidated interim statement of comprehensive loss for the nine months then ended for each of the line items affected.

			Amounts without
09/30/2018	As reported	Adjustments	adoption of IFRS 15
	(€ in thousands)
Total assets	59,769	(327)	59,442

Current assets	30,086	(327)	29,759
Trade receivables	4,727	(327)	4,400

Total equity and liabilities	59,769	(327)	59,442

Current liabilities	7,557	(554)	7,003
Deferred income	21	256	277
Contract liabilities	1,366	(1,366)	--
Other liabilities and provisions	1,980	556	2,536

Equity	35,630	227	35,857
Accumulated deficit	(46,111)	227	(45,884)

			Amounts without
09/30/2018	As reported	Adjustments	adoption of IFRS 15
	(€ in thousands)
Revenue	17,435	127	17,562
Impairment loss on trade receivables under IFRS 15	(10)	10	--
Operating loss	(7,555)	137	(7,418)
Loss before income taxes	(8,457)	137	(8,320)
Net loss	(8,464)	137	(8,327)
Total comprehensive loss	(8,573)	137	(8,436)

The details of the new accounting policies and the nature of the changes to previous accounting policies in relation to the Group’s revenue streams in relation to the Maintenance and extended warranty contracts are set out below.

After the initial one year of statutory warranty period, the Company offers its customers extended warranty and optional maintenance contracts. Extended warranty and maintenance contracts are generally provided for a period of twelve months and automatically extended for another twelve months if not cancelled on a timely basis. Before the adoption of IFRS 15 extended warranty and maintenance service revenue has been recognized on a straight-line basis over the contractual term.

Under IFRS 15, the Company recognizes revenue based on input factors like the number of service visits or the provision of certain goods, in particular printheads under the maintenance and warranty contracts. Therefore the expected number of service visits and goods to be provided under a contract have been estimated by the Company’s service department based on historical experience. This leads to minor timing differences for revenue recognition related to these types of contracts with customers throughout the contract term.

IFRS 9 Financial Instruments

IFRS 9 sets out requirements for recognizing and measuring financial assets, financial liabilities and some contracts to buy or sell non-financial items. This standard replaces IAS 39, Financial Instruments.

The Company has applied the exemption not to restate comparative information for prior periods with respect to classification and measurement (including impairment) requirements. Differences in the carrying amounts of financial assets and financial liabilities resulting from the adoption of IFRS 9 are recognized in retained earnings and reserves as of January 1, 2018. Accordingly, the information presented for 2017 does not reflect the requirements of IFRS 9 but rather those of IAS 39.

The details of new significant accounting policies and the nature and effect of the changes to previous accounting policies are set out below.

Classification and measurement of financial assets and financial liabilities

IFRS 9 largely retains the existing requirements in IAS 39 for the classification and measurement of financial liabilities. However, it eliminates the previous IAS 39 categories for financial assets of held to maturity, loans and receivables and available for sale.

Under IFRS 9, on initial recognition, a financial asset is classified as measured at: amortized cost, fair value through other comprehensive income (FVOCI), or fair value through profit or loss (FVTPL). The classification of financial assets under IFRS 9 is generally based on the business model in which a financial asset is managed and its contractual cash flow characteristics.

A financial asset is measured at amortized cost if it meets both of the following conditions and is not designated as at FVTPL:

-	it is held within a business model whose objective is to hold assets to collect contractual cash flows; and
-	its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

On initial recognition of an equity investment that is not held for trading, the Company may irrevocably elect to record subsequent changes in the investment’s fair value in OCI. This election is made on an investment-by-investment basis.

All financial assets not classified as measured at amortized cost or FVOCI as described above are measured at FVTPL. This includes all derivative financial assets. On initial recognition, the Company may irrevocably designate a financial asset that otherwise meets the requirements to be measured at amortized cost or at FVOCI as at FVTPL if doing so eliminates or significantly reduces an accounting mismatch that would otherwise arise.

A financial asset (unless it is a trade receivable without a significant financing component that is initially measured at the transaction price) is initially measured at fair value plus, for an item not at FVTPL, transaction costs that are directly attributable to its acquisition.

Under IFRS 9, our investments in bond funds will be classified as fair value through other comprehensive income (FVTOCI). As permitted by IFRS 9, the Company has designated these investments at the date of initial application as measured at FVOCI. Unlike IAS 39, the accumulated fair value reserve related to these investments will never be reclassified to profit or loss.

Under IAS 39 as well as upon adoption of IFRS 9, our derivative financial instruments have been designated as at FVTPL.

Impairment of financial assets

IFRS 9 replaces the ‘incurred loss’ model in IAS 39 with an ‘expected credit loss’ (ECL) model. The new impairment model applies to financial assets measured at amortized cost, FVOCI and contract assets. Under IFRS 9, credit losses are recognized earlier than under IAS 39.

The Company’s financial assets at amortized cost consist of trade receivables and cash and cash equivalents. For cash and cash equivalents the adoption of IFRS 9 did not have any impact regarding impairment.

Under IFRS 9, loss allowances are measured on either of the following bases:

-	12-months ECLs: these are ECLs that result from possible default events within the 12 months after the reporting date; or
-	lifetime ECLs: these are ECLs that result from all possible default events over the expected life of a financial instrument.

When determining whether the credit risk of a financial asset has increased significantly since initial recognition and when estimating ECLs, the Company considers reasonable and supportable information that is relevant and available without undue cost or effort. This includes both quantitative and qualitative information and analysis, based on the Group’s historical experience and informed credit assessment and including forward-looking information.

The Company considers a financial asset to be in default when:

-	the borrower is unlikely to pay its credit obligations to the Company in full, without recourse by the Company to actions such as realizing security (if any is held); or
-	the financial asset is more than 90 days past due.

The Company considers an investment to have low credit risk when its credit risk rating is equivalent to the globally understood definition of ‘investment grade’. The Company limits its exposure to credit risk by investing only in bond funds which are fully guaranteed by the financial institutions and therefore represents short term credit rating of A‑3 based on Standard & Poor’s or P‑2 based on Moody’s.

Trade receivables

The Company measures loss allowances for trade receivables at an amount equal to lifetime ECLs. ECLs are a probability-weighted estimate of credit losses. The Company calculates the ECL based on the risk scoring its customers’ according to an external rating agency. Following the risk score of each customer, the trade receivables are clustered into different grades. For each grade, the ECL is calculated after deducting from trade receivables a loss allowance based on actual credit loss experience. In addition the Company uses qualitative assessment of the trade receivables, where default has incurred.

The Group considers an equity security to have low credit risk when its credit risk rating is equivalent to the globally understood definition of ‘investment grade’. The Group limits its exposure to credit risk by investing only in bond funds which are fully guaranteed by the financial institutions and therefore represents short term credit rating of A‑3 based on Standard & Poor’s or P‑2 based on Moody’s.

Presentation of impairment

Loss allowances for financial assets measured at amortized cost are deducted from the gross carrying amount of the assets and presented within other operating expenses.

Impairment losses on financial assets classified as FVTPL and FCOCI are presented within the finance expense and other comprehensive income, respectively.

The following table presents the original measurement categories under IAS 39 and the new measurement categories under IFRS 9 for each class of the Company’s financial assets and financial liabilities as of January 1, 2018.

			Original	New
	Original classification	New classification	carrying amount	carrying amount
01/01/2018	under IAS 39	under IFRS 9	under IAS 39	under IFRS 9
			(€ in thousands)
Financial assets			27,063	27,000

Non-current assets
Equity securities	Available‑for‑sale financial assets	FVOCI	5	5
Derivative financial instruments	A financial asset or financial liability at fair value through profit or loss	Mandatorily at FVTPL	352	352
Current assets
Bond funds	Available‑for‑sale financial assets	FVOCI	14,044	14,044
Cash and cash equivalents	Loans and receivables	Amortized cost	7,569	7,569
Trade receivables	Loans and receivables	Amortized cost	5,093	5,030

Financial liabilities			20,416	20,416

Non-current liabilities
Long-term debt	Financial liabilities measured at amortized cost	Amortized cost	16,242	16,242
Finance lease obligation	Financial liabilities measured at amortized cost	Amortized cost	171	171
Current liabilities
Bank overdraft	Financial liabilities measured at amortized cost	Amortized cost	58	58
Long-term debt	Financial liabilities measured at amortized cost	Amortized cost	796	796
Finance lease obligation	Financial liabilities measured at amortized cost	Amortized cost	308	308
Trade payables	Financial liabilities measured at amortized cost	Amortized cost	2,841	2,841

Impact of the new impairment model

For assets in the scope of the IFRS 9 impairment model, impairment losses are generally expected to increase and become more volatile. The Company has determined that the application of IFRS 9’s impairment requirements at January 1, 2018 results in an additional impairment allowance as follows.

(€ in thousands)
Loss allowance at December 31, 2017 under IAS 39	482
Additional impairment recognized at January 1, 2018 on:
Trade and other receivables as at December 31, 2017	62
Additional trade receivables recognized on adoption of IFRS 15	1
Loss allowance at January 1, 2018 under IFRS 9	545

The following tables provides information about the exposure to credit risk and ECLs for trade receivables as of January 1, 2018 and September 30, 2018.  This was calculated after a specific assessment of the trade receivables and after recording a specific debt allowance.

January 1, 2018
		Equivalent to external
		credit rating	Probability of	Gross carrying	Impairment loss	Net carrying
Grades		(Standard & Poor’s)	default	amount	allowance	amount
				(€ in thousands)
Grades 1-4:	Low risk	BBB+ to AAA	0.2%	3,274	5	3,269
Grades 5-7:	Fair risk	B+ to BBB	1.3%	1,674	22	1,652
Grades 8-9:	Substandard	CCC- to B	7.0%	363	25	338
Grade 10:	Doubtful	C to CC	25.0%	14	3	11
Grade 11:	Loss	D	100.0%	8	8	--
				5,333	63	5,270

September 30, 2018
		Equivalent to external
		credit rating	Probability of	Gross carrying	Impairment loss	Net carrying
Grades		(Standard & Poor’s)	default	amount	allowance	amount
				(€ in thousands)
Grades 1-4:	Low risk	BBB+ to AAA	0.2%	2,029	3	2,026
Grades 5-7:	Fair risk	B+ to BBB	1.3%	1,913	26	1,887
Grades 8-9:	Substandard	CCC- to B	7.0%	792	55	737
Grade 10:	Doubtful	C to CC	25.0%	103	26	77
Grade 11:	Loss	D	100.0%	11	11	--
				4,848	121	4,727